Concentrations (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Concentrations [Line Items]
Deposit at financial institutions (in Dollars)	$ 8,771,774		$ 5,223,573
Supplier [Member] | Customer Concentration Risk [Member] | Purchase [Member]
Concentrations [Line Items]
Revenue percentage	29.90%	16.20%
] | Customer Concentration Risk [Member] | Purchase [Member]
Concentrations [Line Items]
Revenue percentage	10.00%
No Single Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	10.00%
Customer One [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage		14.10%
Top 10 customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Minimum [Member]
Concentrations [Line Items]
Revenue percentage	23.00%
Top 10 customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Maximum [Member]
Concentrations [Line Items]
Revenue percentage		32.90%
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Revenue percentage			10.00%	10.00%
Customer [Member] | Guben Yanling Pill [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	33.50%	30.40%